Related Party Transactions (Details) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	May 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Payment for consulting services					$ 42,000		$ 78,000
Value for service provided		$ 639,386	$ 80,500	$ 116,050				$ 47,700	$ 593,440
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Payment for consulting services		609,000				$ 836,000
Amount repaid	$ 62,000
Consulting fee									30,000
Board of Directors [Member]
Related Party Transactions [Line Items]
Stipend payable		$ 8,000			$ 20,000	$ 22,500	$ 82,500
Shares portion of payment for board stipend (in Shares)						1,600,000
Value of payment for board stipend						$ 13,000
Stipend payable								145,000	96,000
Board Chairman [Member]
Related Party Transactions [Line Items]
Consulting fee								$ 96,000	$ 10,000
Common Stock [Member]
Related Party Transactions [Line Items]
Shares issued for service (in Shares)		5,528,571	1,500,000	16,225,000				6,744,910	770,000
Value for service provided		$ 553	$ 150	$ 1,623				$ 674	$ 77
Common Stock [Member] | Consultants [Member]
Related Party Transactions [Line Items]
Shares issued for service (in Shares)		5,648,571				21,773,571
Value for service provided		$ 533,000				$ 717,000